Risks and Concentration	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Risks and Concentration
4.	Risks and Concentration

(a)	Foreign exchange risk

As the Group’s principal activities are carried out in the PRC, the Group’s transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.

The management does not expect that there will be any significant currency risk for the Group during the reporting periods.

(b)	Credit and concentration risk

The Group’s credit risk arises from cash and cash equivalents, short-term investments, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments.

Accounts receivable is typically unsecured and are derived from revenue earned either from franchisee or from customers under the installment payment arrangement. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

The credit risk exposure resulted from guarantee provided for customers under the installment payment arrangement are disclosed in Note 23(b).

(i)	Concentration of revenues

No single customer represented 10% or more of the Group’s revenues for the years ended December 31, 2018, 2019 and 2020.

(ii)	Concentration of accounts receivable

The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its franchisees and customers under the installment payment arrangements and generally does not require collateral or other security from such franchisees and customers.

The following table summarized party with greater than 10% of the accounts receivable:

	As of December 31,
	2019	2020
Receivables from Franchisee A	11%	19%
Receivables from Franchisee B	11%	19%
Receivables from Franchisee C	*	19%
Receivables from Franchisee D	*	11%
Receivables from Franchisee E	13%	*
Receivables from Franchisee F	15%	-

*	Less than 10%